Prepayments, Deposits and Other Current Assets - Schedule of Prepayments, Deposits and Other Current Assets (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Schedule of Prepayments, Deposits and Other Current Assets [Abstract]
Deposits paid for land use right (Note 8)		$ 60,000,000
Prepaid for marketing fee	[1]	1,431,529	1,466,767
Interest receivable			1,702,933
Receivable from equity transfer	[2],[3]		151,285
Tax receivable		1,372	253,037
Other prepaid expenses and current assets		38,302	73,935
Total prepayments, deposits and other current assets		$ 61,471,203	$ 3,647,957

[1]	The Company entered into several agreements with its suppliers for designing, marketing, advertising and branding services. Prepaid marketing fees are amortized during the contract periods which are within 1 year. The amortization of prepaid marketing fees were as follows:
[2]	** On October 29, 2024, the Company entered into an agreement to transfer its 75% ownership in Zhongrun to an unaffiliated individual for total consideration of RMB 1,087,500 (approximately $151,285). The consideration was recorded as prepayment, deposits and other current assets in the consolidated balance sheets. The transaction was completed on November 30, 2024, upon which Zhongrun ceased to be a subsidiary of the Company.
[3]	On October 29, 2024, the Company entered into an agreement to transfer its 75% ownership in Zhongrun to an unaffiliated individual for total consideration of RMB 1,087,500 (approximately $151,285). The consideration was recorded as prepayment, deposits and other current assets in the consolidated balance sheets. The transaction was completed on November 30, 2024, upon which Zhongrun ceased to be a subsidiary of the Company.